Statements of Operations (USD $)	3 Months Ended		12 Months Ended		80 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013
Exploration expenditures	$ 22,773	$ 27,046			$ 142,241
General and administrative expenses	34,830	915	114,294	101,078	139,462
Total Operating Expenses	57,603	27,961	114,294	101,078	281,703
Loss from Operations	(57,603)	(27,961)	(114,294)	(101,078)	(281,703)
Net Loss	$ (57,603)	$ (27,961)	$ (114,294)	$ (101,078)	$ (281,703)
Basic and diluted (in Dollars per share)	$ (0.01)		$ (0.02)	$ (0.03)
Weighted average number of common shares outstanding
Basic and diluted (in Shares)	7,729,478	7,133,554	7,508,466	3,111,066